UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-03883

                Scudder Flag Investors Communications Fund, Inc.
                ------------------------------------------------
               (Exact name of registrant as specified in charter)


                                One South Street
                               Baltimore, MD 21202
                               -------------------
               (Address of principal executive offices) (Zip code)


                                  Charles Rizzo
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-3488
                                                     --------------

Date of fiscal year end:  12/31
                          -----

Date of reporting period: 3/31/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Flag Investors Communications Fund
Investment Portfolio as of March 31, 2005 (Unaudited)
--------------------------------------------------------------------------------------------------------------------------

                                                                                           Shares                Value ($)
                                                                                     -------------------------------------


Common Stocks 99.9%
Communications Equipment 2.5%
ADTRAN, Inc.                                                                              460,000               8,114,400
                                                                                                             ------------
Financials 11.3%
Capital One Financial Corp.                                                               130,000               9,720,100
Erie Indemnity Co. "A"(b)                                                                  17,787                 927,058
Freddie Mac                                                                               291,000              18,391,200
Leucadia National Corp.(b)                                                                154,650               5,312,228
The First Marblehead Corp.*                                                                50,000               2,876,500
                                                                                                             ------------
                                                                                                               37,227,086

Health Care 1.4%
WellPoint, Inc.*                                                                           38,000               4,763,300
                                                                                                             ------------
International Network Operations 21.8%
Chunghwa Telecom Co., Ltd. (ADR)(b)                                                        85,800               1,818,102
PagesJaunes SA*                                                                           800,000              19,641,547
Telefonica SA (ADR)(b)                                                                    464,100              24,119,277
Telefonos de Mexico SA de CV "L" (ADR)(b)                                                 508,000              17,541,240
Vodafone Group PLC (ADR)(b)                                                               332,620               8,834,387
                                                                                                             ------------
                                                                                                               71,954,553

Media 14.5%
Comcast Corp. "A"*                                                                        126,035               4,257,462
Comcast Corp. Special "A"*                                                                250,000               8,350,000
Cox Radio, Inc. "A"* (b)                                                                  350,000               5,883,500
Dex Media, Inc.                                                                           525,000              10,841,250
Gray Television, Inc.(b)                                                                  703,700              10,182,539
Jupiter Telecommunications Co., Ltd.*                                                         250                 199,338
Liberty Media Corp. "A"*                                                                  638,956               6,625,974
Liberty Media International, Inc. "A"*                                                     38,484               1,683,290
                                                                                                             ------------
                                                                                                               48,023,353

National Carriers 4.5%
Cincinnati Bell, Inc.*                                                                  3,495,100              14,854,175
                                                                                                             ------------
Software & Applications 1.4%
Micromuse, Inc.*                                                                        1,000,000               4,530,000
                                                                                                             ------------
Specialty Services 6.5%
R.H. Donnelley Corp.*                                                                     372,900              21,661,761
                                                                                                             ------------
Wireless Services 36.0%
Alamosa Holdings, Inc.* (b)                                                               500,000               5,835,000
America Movil SA de CV "L" (ADR)                                                          173,000               8,926,800
American Tower Corp. "A"*                                                               1,464,500              26,697,835
Crown Castle International Corp.*                                                         708,300              11,375,298
Nextel Communications, Inc. "A"*                                                          650,000              18,473,000
NII Holdings, Inc.*                                                                       200,000              11,500,000
Nokia Oyj (ADR)                                                                           500,000               7,715,000
Western Wireless Corp. "A"*                                                               750,000              28,470,000
                                                                                                             ------------
                                                                                                              118,992,933


Total Common Stocks (Cost $254,024,498)                                                                       330,121,561
                                                                                                             ------------
Securities Lending Collateral 14.1%
Daily Assets Fund Institutional, 2.83% (c)(d)
(Cost $46,738,040)                                                                     46,738,040              46,738,040
                                                                                                             ------------
Cash Equivalents 0.5%
Scudder Cash Management QP Trust, 2.69% (a)
(Cost $1,687,201)                                                                       1,687,201               1,687,201
                                                                                                             ------------

                                                                                             % of
                                                                                          Net Assets           Value ($)
                                                                                          ----------           ---------

Total Investment Portfolio  (Cost $302,449,739)                                             114.5             378,546,802
Other Assets and Liabilities, Net                                                           -14.5             -48,056,047
                                                                                                             ------------
Net Assets                                                                                  100.0             330,490,755
                                                                                                             ============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*     Non-income producing security.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2005 amounted to $45,459,374, which is 13.8% of total net assets.

(c) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(d) Represents collateral held in connection with securities lending.

ADR:    American  Depositary Receipt

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Flag Investors Communications Fund


By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               May 26, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Flag Investors Communications Fund

By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               May 26, 2005



By:                                 /s/ Paul Schubert
                                    ---------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               May 26, 2005